Financial instruments risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments risk management objectives and policies [Line Items]
Summary of credit risk
31 December 2019

	Trade receivables
		Days past due
	Contract Assets	Current	<1years	1 - 2 years	2 - 3 years	over 3 years	Total
	€	€	€	€	€	€	€
ECL rate	0.81%	0.54%	4.31%	80.05%	96.54%	93.29%
Estimated total gross carrying amount at default	64,328	70,816	58,782	30,140	11,618	6,780	178,136
ECL	(519)	(382)	(2,531)	(24,126)	(11,216)	(6,325)	(44,580)
31 December 2018

	Trade receivables
		Days past due
	Contract Assets	Current	<1years		1 - 2 years	2 - 3 years	over 3 years	Total
	€	€	€		€	€	€	€
ECL rate	0.36%	0.45%	23.27	%*	81.37%	89.05%	98.40%
Estimated total gross carrying amount at default	48,969	85,685	101,169		13,492	5,197	5,471	211,014
ECL	(178)	(386)	(23,540)		(10,979)	(4,628)	(5,384)	(44,917)

*
The Group had outstanding trade receivable relating to Italian football-related services provided to a sport marketing and media rights firm named Media Partners & Silva Limited (“MP&Silva”), the expected credit loss was individually accrued as a result of the initiation of MP&Silva’s insolvency process in 2018.

Summary of maturity analysis for financial liabilities
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

Year ended December 31, 2019	Within 1 year	1 to 5 years	>5 years	Total
	€	€	€	€
Interest-bearing loans and borrowings	221,650	418,752	232,865	873,267
Trade payables	72,966	—	—	72,966
Other payables	100,889	—	—	100,889
Accrued expenses	69,846	3,051	—	72,897
Stock compensation liability	327	11,934	—	12,261
Other current liabilities	18,865	—	—	18,865
Other non-current liabilities	—	32,643	—	32,643
Derivatives financial liabilities	1,081	—	—	1,081

	485,624	466,380	232,865	1,184,869

Year ended December 31, 2018	Within 1 year	1 to 5 years	>5 years	Total
	€	€	€	€
Interest-bearing loans and borrowings	43,837	571,081	330	615,248
Trade payables	101,228	443	2,546	104,217
Other payables	711,282	952	—	712,234
Accrued expenses	83,516	4,941	—	88,457
Other current liabilities	16,255	—	—	16,255
Other non-current liabilities	—	33,224	—	33,224
Derivatives financial liabilities	842	—	—	842

	956,960	610,641	2,876	1,570,477

Interest rate risk [member]
Financial instruments risk management objectives and policies [Line Items]
Summary of sensitivity analysis for types of market risk

	Increase/decrease in basis points	Effect on profit/(loss) before tax
		€
2019
Interest rate increase	100 basis points	(1,261)
Interest rate decrease	100 basis points	1,261
2018
Interest rate increase	100 basis points	(506)
Interest rate decrease	100 basis points	506
2017
Interest rate increase	100 basis points	(2,405)
Interest rate decrease	100 basis points	2,405

Currency risk [member]
Financial instruments risk management objectives and policies [Line Items]
Summary of sensitivity analysis for types of market risk

	2019	Effect on profit/(loss) before tax
		€
CHF/EUR	+5%	1,203
USD/EUR	+5%	(17,380)

Wanda Sports Holdings USA Inc. [Member]
Financial instruments risk management objectives and policies [Line Items]
Summary of sensitivity analysis for types of market risk

	2019	Effect on OCI
		€
USD/EUR	+5%	(246)
CNY/EUR	+5%	(463)

	2018	Effect on OCI
		€
USD/EUR	+5%	(2,454)
CNY/EUR	+5%	122

	2017	Effect on OCI
		€
USD/EUR	+5%	(3,247)
CNY/EUR	+5%	936